Plan of Restructuring	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
Plan of Restructuring

To generate cash to fund the operations of the Company, and to satisfy the requirement to repay its principal lenders, the Company sold its accounts receivable at a significant discount throughout 2003.

In addition, the Company restructured its operations to enhance short-term liquidity through cost reductions. In April, 2003, the Company closed down its direct to consumer sales and telemarketing operations. This included closing all sales offices outside of its corporate office, all telemarketing centers, and all distribution routes. Approximately 930 employees and 55 lessees were terminated pursuant to the Company's revised operating plans. The Company's present operations consist of fulfilling reorder customers through the use of an outsourced delivery agent.  Also, the Company attracts new customers through multi-channel media which include catalogues, e-commerce, strategic alliances as well as existing customer referrals.  The Company fully satisfied all outstanding borrowings under its credit facility through the proceeds from the sale of accounts receivable in July and December of 2003 with a financial institution. Accordingly, under the business model, the Company no longer participates in the collection of accounts receivable.  This is now outsourced to this financial institution as discussed in the Summary of Significant Accounting Policies.

The following table summarizes the restructuring activity, which is included in accrued expenses, as follows:

Accrued restructuring charges at December 28, 2008	$1,227
Utilized (recoveries)	(937)
Utilized (cash payments)	(50)
Accrued restructuring charges at December 27, 2009	$240
Utilized (cash payments)	-
Accrued restructuring charges at December 26, 2010	$240

In connection with the restructuring activities noted above, the Company stopped paying various vendors who were providing goods and services to the Company (although the related liabilities are recorded in accounts payable in the accompanying consolidated balance sheet). During 2009, as a result of the expiration of the statue of limitations and contract law, the Company reversed $937 of accrued expenses and recognized this in its statement of operations as part of restructuring recoveries. The Company may, from time to time, be in negotiations with vendors to pay a reduced amount; when the Company reaches an agreement with the vendor, or the expiration of the statue of limitations and contract law, the Company may record further restructuring recoveries.